Cover	Mar. 14, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 14, 2024
Entity Registrant Name	GoHealth, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39390
Entity Tax Identification Number	85-0563805
Entity Address, Address Line One	222 W Merchandise Mart Plaza, Suite 1750
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	312
Local Phone Number	386-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock,$0.0001 par value per share
Trading Symbol	GOCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001808220
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed as an amendment (the “Amendment”) to the Current Report on Form 8-K filed with the Securities and Exchange Commission on March 14, 2024 (“Original Filing”). The sole purpose of this Amendment is to furnish a corrected Exhibit 99.1, due to an inadvertent error that omitted the “Goodwill and intangible asset impairment charges” line in the operating activities section and the “Payment of preferred stock dividends” line in the investing activities section of the unaudited Consolidated Statements of Cash Flows. No other changes have been made to the Original Filing. Other than as described above, this Amendment does not modify or update any disclosures in the Original Filing nor does it reflect any events that may have occurred subsequent to the Original Filing.